Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
22. Short-Term Debt
Short-term debt and the related weighted-average interest rates
millions of Canadian dollars	2019	Weighted average interest rate	2018	Weighted average interest rate
TECO Finance
Advances on revolving credit and term facilities	$656	2.39%	$805	3.43%
Tampa Electric Company ("TEC")
Advances on accounts receivable and revolving credit facilities	452	2.56%	302	3.10%
Emera Inc.
Non-revolving term facility	399	2.69%
Bank indebtedness	6	-%	-	-%
GBPC
Advances on revolving credit facilities	10	5.25%	-	-%
NMGC
Advances on revolving credit facilities	8	2.70%	79	3.40%
NSPI
Bank indebtedness	6	-%	-	-%
Short-term debt	$1,537		$1,186

The Company’s total short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2019	2018
TECO Energy/TECO Finance - term credit facility	2020	$649	$682
TECO Energy/TECO Finance - revolving credit facility	2022	520	546
Tampa Electric Company - revolving credit facility	2022	520	443
Emera Inc. - non-revolving term facility	2020	400	-
Tampa Electric Company - accounts receivable revolving credit facility	2021	195	205
NMGC - revolving credit facility	2022	162	171
GBPC - revolving credit facility	on demand	17	18
Total		2,463	2,065
Less:
Advances under revolving credit and term facilities		1,525	1,186
Letters of credit issued within the credit facilities		3	3
Total advances under available facilities		1,528	1,189
Available capacity under existing agreements		$935	$876